Trade and other liabilities, and provisions - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Jun. 21, 2022
Business combinations during the period
Fair value Adjustment Contingent consideration Payable related to the acquisition of cellpoint	€ 21,760,000
Other provisions related to the small molecules business	45,499,000
Cell Point Acquisition
Business combinations during the period
Fair value of contingent consideration		€ 20,600,000
Contingent consideration on certain development milestone		20,000,000
Contingent consideration on regulatory milestone		30,000,000
Contingent consideration on sales based milestone		50,000,000
Fair value Adjustment Contingent consideration Payable related to the acquisition of cellpoint	€ 21,800,000
Cell Point Acquisition | Maximum
Business combinations during the period
Additional contingent consideration		€ 100,000,000